SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has reviewed its subsequent events through November 14, 2018, the date these financial statements were issued and has determined that no material subsequent events have occurred that require recognition in or disclosure to the financial statements.

NOTE 12 – SUBSEQUENT EVENTS

On August 22, 2018, the Company’s Board of Directors and majority stockholders adopted a 2018 Equity Incentive Plan, or the 2018 Plan, for the Company to award up to a maximum of 4,000,000 shares of their common stock, to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of their business. No awards have been granted under the 2018 Plan as of the date of this prospectus, but the Company’s Board of Directors or a designated committee thereof will have the ability in its discretion from time to time to make awards under the 2018 Plan, including to their officers and directors.